Other assets (Details) - EUR (€) € in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Other assets
Prepayments	€ 473.2	€ 228.5	€ 176.4
Interest receivable			2.3
Total other assets	473.2	228.5	178.7
Long term prepayments	72.0	49.0	0.0
Current prepayments for EU ETS carbon credits	€ 128.0	€ 98.0	€ 172.0